S000018861 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	220 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE AMT-Free US National Municipal Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.90%	0.87%	2.29%
iShares National Muni Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.69%	0.77%	2.13%
Performance Inception Date					Sep. 07, 2007
iShares National Muni Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.68%	0.77%	2.13%
iShares National Muni Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.48%	1.17%	2.20%

[1]	The ICE AMT-Free US National Municipal Index (Spliced) reflects the performance of the S&P National AMT-Free Municipal Bond Index through September 14, 2021 and the ICE AMT-Free US National Municipal Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.